Unaudited Interim Condensed Consolidated Statement of Financial Position	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Non-current assets
Plant and equipment	RM 40,655,721	$ 9,955,365	RM 39,086,576
Right-of-use assets	1,234,159	302,208	1,410,228
Prepayments	51,742,427	12,670,167	51,058,607
Total non-current assets	93,632,307	22,927,740	91,555,411
Current assets
Trade receivables, net	20,834,160	5,101,660	9,975,198
Other receivables	681,895	166,976	508,958
Prepayments	5,377,257	1,316,729	3,761,758
Cash and short term deposits	14,017,250	3,432,403	10,861,937
Amount due from director	6,134,656	1,502,193
Total current assets	47,045,218	11,519,961	25,107,851
Total assets	140,677,525	34,447,701	116,663,262
Current liabilities
Trade payables	6,411,187	1,569,906	335,070
Other payables	1,955,754	478,905	1,749,353
Provisions	25,296	6,194	25,296
Tax payable	5,117,937	1,253,229	5,143,639
Lease liabilities	330,501	80,930	323,500
Bank borrowings	1,227,285	300,525	1,173,088
Total current liabilities	15,067,960	3,689,689	8,749,946
Non-current liabilities
Lease liabilities	870,887	213,254	1,036,738
Bank borrowings	3,239,408	793,235	3,859,445
Deferred tax liabilities	1,159,820	284,005	1,005,135
Total non-current liabilities	5,270,115	1,290,494	5,901,318
Total liabilities	20,338,075	4,980,183	14,651,264
Equity
Share capital, 10,800,000 common shares issued and outstanding with no par value, unlimited authorized share	1,145,780	280,567	1,145,780
Issuance of 8,850,000 ordinary shares with no par value	77,333,584	18,936,673	77,333,584
Issuance of 3,100,000 ordinary shares with no par value	13,389,952	3,278,797
Reserves	3,280,388	803,269	3,280,388
Retained earnings	24,296,019	5,949,365	19,451,649
Shareholders’ equity	119,445,723	29,248,671	101,211,401
Non-controlling interest	893,727	218,847	800,597
Total equity	120,339,450	29,467,518	102,011,998
Total liabilities and equity	RM 140,677,525	$ 34,447,701	RM 116,663,262